UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	105 East First Street
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

	David W. Pequet		Hinsdale, IL	FEBRUARY 14, 2000

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----

AMERICAN INTL GROUP		COM		     026874107   922      8533      SH        SOLE
AMERICA ONLINE		    	COM 	     02364J104   758     10076      SH        SOLE
AMERICAN EXPRESS		   COM		     025816109   672      4046      SH        SOLE
BEST BUY CO.			      COM		     086516101   904     17994      SH        SOLE
BELL ATLANTIC			     COM		     077853109   660     10729      SH        SOLE
BANK OF NEW YORK		   COM 	     064057102   767     19195      SH        SOLE
BRISTOL MYERS			     COM		     110122108   589      9183      SH        SOLE
CITIGROUP			         COM		     172967101   635     11416      SH        SOLE
CIRCUIT CITY         COM       172737108   480     10652      SH        SOLE
CHEVRON CORP.        COM       166751107   224      2589      SH        SOLE
COSTCO COMPANIES		   COM		     22160Q102   273      3002      SH        SOLE
CISCO SYSTEMS			     COM		     17275R102  1467     13695      SH        SOLE
DAIMLERCHRYSLER      COM       D1668R123   248      3182      SH        SOLE
DELL COMPUTER			     COM		     247025109  1020     20000      SH        SOLE
DISNEY               COM       254687106   201      6905      SH        SOLE
DAYTON HUDSON 			    COM		     239753106  1124     15319      SH        SOLE
DOW CHEMICAL         COM       260543103   230      1723      SH        SOLE
EXPRESS SCRIPTS      COM       302182100   387      6049      SH        SOLE
FORD MOTOR CO.			    COM		     345370100   519      9742      SH        SOLE
FANNIE MAE			        COM		     313586109   567      9083      SH        SOLE
GENERAL ELECTRIC		   COM		     369604103   883      5710      SH        SOLE
GENERAL MOTORS			    COM		     370442105   604      8313      SH        SOLE
GEORGIA PACIFIC      COM       373298108   287      5659      SH        SOLE
GTE CORP.            COM       362320103   259      3345      SH        SOLE
INTL. BUS MACHINES		 COM		     459200101  1021      9466      SH        SOLE
INTEL CORP.			       COM		     458140100   961     11678      SH        SOLE
THE COCA COLA CO.		  COM		     191216100   437      7509      SH        SOLE
LOWES CO.            COM       548661107   235      3949      SH        SOLE
LUCENT TECHNOLOGIES		COM		     549463107   804     10715      SH        SOLE
MCDONALDS CORP.      COM       580135101   200      4978      SH        SOLE
PHILIP MORRIS CO		   COM		     718154107   300     13072      SH        SOLE
MERCK & CO.			       COM		     589331107   710     10576      SH        SOLE
MICROSOFT CORP.			   COM		     594918104  1179     10104      SH        SOLE
PFIZER CORP.			      COM		     717081103   503     15523      SH        SOLE
PROCTER & GAMBLE		   COM		     742718109   702      6415      SH        SOLE
ROYAL DUTCH          COM       780257804   255      4225      SH        SOLE
SHELL TRANS          COM       822703609   219      4474      SH        SOLE
SWIFT TRANS          COM       870756103   232     13194      SH        SOLE
SAFEWAY INC.         COM       786514208   308      8621      SH        SOLE
AT & T CORP.			      COM		     001957109   506      9959      SH        SOLE
TIME WARNER          COM       887315109   203      2817      SH        SOLE
TEXACO               COM       881694103   213      3936      SH        SOLE
US WEST				          COM		     91273H101   346      4814      SH        SOLE
WARNER LAMBERT CO.		 COM 	     934488107   255      3120      SH        SOLE
WALMART				          COM		     931142103  1101     15934      SH        SOLE
WILLIAMS SONOMA      COM       969904101   315      6848      SH        SOLE
EXXON CORP.			       COM		     302290101   546      6789      SH        SOLE
XEROX CORP.			       COM	     	984121103   325      7753      SH        SOLE